DISTRIBUTIONS - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Dividends recognised as incentive distributions to owners | $	$ 46		$ 92
Quarterly Dividends Recognised As Distributions To Owners Per Share						$ 0.5375
Preferred Unitholders Capital [Member]
Disclosure of classes of share capital [line items]
Quarterly Fixed Distribution Rate			4.50%
Dividends recognised as distributions to owners per share	$ 0.24	$ 0.26	$ 0.48		$ 0.50
Non-controlling Interest - Class A Shares, equity [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares						46.3
Dividends recognised as distributions to owners per share	$ 0.485	$ 0.452	$ 0.970		$ 0.904
Canada, Dollars | Preferred Unitholders Capital [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners per share				$ 0.2813
Pro Forma [Member] | Preferred Unitholders Capital [Member]
Disclosure of classes of share capital [line items]
Quarterly Fixed Distribution Rate			3.974%
Pro Forma [Member] | Canada, Dollars | Preferred Unitholders Capital [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners per share				$ 0.2484